Taxes - Schedule of Statutory Rate to Company’s Effective Tax Rate (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Rate to Company’s Effective Tax Rate [Abstract]
Income tax (benefit)/expense computed at applicable tax rates (25%)	25.00%	25.00%
Preferential tax treatment	(11321.00%)	(20.00%)
Effective tax rate	(11296.00%)	5.00%